Deferred Policy Acquisition Costs, Net of Ceding Commissions (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Policy Acquisition Costs, Net of Ceding Commissions [Abstract]
Schedule of Deferred Policy Acquisition Costs Net of Ceding Commissions
	2023	2022	2021
	USD ’000	USD ’000	USD ’000

Balance at beginning of year	57,941	56,767	49,452
Acquisition costs deferred	82,307	71,373	66,937
Amortization of deferred acquisition costs	(74,976)	(70,199)	(59,622)
Balance at end of year	65,272	57,941	56,767